Cover	12 Months Ended
Dec. 31, 2024
Entity Addresses [Line Items]
Document Type	S-3
Amendment Flag	false
Entity Registrant Name	Velo3D, Inc.
Entity Central Index Key	0001825079
Entity Tax Identification Number	98-1556965
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2710 Lakeview Court
Entity Address, City or Town	Fremont
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94538
City Area Code	(408)
Local Phone Number	610-3915
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Document Creation Date	Jan. 13, 2026
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	2710 Lakeview Court
Entity Address, City or Town	Fremont
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94538
City Area Code	(408)
Local Phone Number	610-3915
Contact Personnel Name	Nancy Krystal